DEFERRED TAX ASSETS AND LIABILITIES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		¥ 5,276
Disposal of PSTT		(90,696)
Deferred tax liabilities, As of Ending			¥ 5,276
Deductible temporary differences with no deferred tax assets recognized	170	1,200	21,929
Tax losses with no deferred tax assets recognized	859	6,077	16,073
Total	1,029	7,277	38,002
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		5,270	5,270
(Credited)/charged to the statement of profit or loss during the year
Disposal of PSTT		(5,270)
Deferred tax liabilities, As of Ending			5,270
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		494	499
(Credited)/charged to the statement of profit or loss during the year		(89)	(5)
Disposal of PSTT		(405)
Deferred tax liabilities, As of Ending			494
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		5,764	5,769
(Credited)/charged to the statement of profit or loss during the year		(89)	(5)
Disposal of PSTT		(5,675)
Deferred tax liabilities, As of Ending			¥ 5,764